Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	$ 220,797	¥ 1,368,943	¥ 1,035,425
Restricted cash	984	6,103	0
Time deposits and restricted time deposits	52,347	324,553	141,393
Accounts receivable, net	3,436	21,300	15,600
Amounts due from a related party	139	858	2,378
Prepayments and other current assets	25,370	157,291	78,864
Deferred tax assets	3,256	20,188	11,493
Total current assets	306,329	1,899,236	1,285,153
Non-current assets:
Restricted cash	0	0	8,024
Restricted time deposits	33,947	210,471	351,872
Property and equipment, net	8,017	49,706	46,271
Intangible assets, net	3,138	19,457	21,523
Goodwill	10,088	62,548	62,548
Other non-current assets	667	4,136	4,106
Deferred tax assets	402	2,491	153
Total non-current assets	56,259	348,809	494,497
Total assets	362,588	2,248,045	1,779,650
Current liabilities
Current portion of long-term bank loans	19,610	121,584	128,135
Accounts payable(including accounts payable of the consolidated variable interest entities without recourse to the Company of RMB56 and nil as of June 30, 2014 and 2015, respectively)	1,135	7,034	3,701
Amounts due to a related party	0	0	990
Salaries and welfare payable (including salaries and welfare payable of the consolidated variable interest entities without recourse to the Company of RMB8,634 and RMB7,737(US$1,248) as of June 30, 2014 and 2015, respectively)	17,773	110,194	88,038
Taxes payable (including taxes payable of the consolidated variable interest entities without recourse to the Company of RMB5,002 and RMB2,191 (US$353) as of June 30, 2014 and 2015, respectively)	14,332	88,857	55,780
Deferred revenues (including deferred revenues of the consolidated variable interest entities without recourse to the Company of RMB26,547 and RMB24,359 (US$3,929) as of June 30, 2014 and 2015, respectively)	96,492	598,251	484,209
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to the Company of RMB2,317 and RMB707 (US$113) as of June 30, 2014 and 2015, respectively)	18,479	114,577	96,365
Total current liabilities	167,821	1,040,497	857,218
Non-current liabilities:
Deferred revenues (including deferred revenues of the consolidated variable interest entities without recourse to the Company of RMB95 and RMB3 (US$0.5) as of June 30, 2014 and 2015, respectively)	797	4,942	4,460
Long-term bank loans	25,606	158,755	291,044
Deferred tax liabilities	2,108	13,067	9,125
Total non-current liabilities	28,511	176,764	304,629
Total liabilities	$ 196,332	¥ 1,217,261	¥ 1,161,847
Commitments and contingencies
Shareholders' equity
Ordinary shares (US$0.01 par value; 2,000,000,000 shares authorized as of June 30, 2014 and 2015, 99,882,260 (including 13,442,222 Class A and 86,440,038 Class B) and 124,882,170 (including 39,955,627 Class A and 84,926,543 Class B) shares issued and outstanding as of June 30, 2014 and 2015, respectively)	$ 1,177	¥ 7,296	¥ 6,799
Additional paid-in capital	240,546	1,491,387	1,330,038
Statutory reserves	1,737	10,769	10,706
Accumulated other comprehensive loss	(511)	(3,171)	(1,684)
Accumulated deficit	(78,474)	(486,540)	(737,695)
Non-controlling interest	1,781	11,043	9,639
Total shareholders' equity	166,256	1,030,784	617,803
Total liabilities and shareholders' equity	$ 362,588	¥ 2,248,045	¥ 1,779,650